                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter: Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Item 1. Reports to Stockholders



                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)

FIXED INCOME

SEMIANNUAL REPORT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                           DELAWARE CASH RESERVE FUND



[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      3

   Statement of Operations                                      5

   Statements of Changes in Net Assets                          6

   Financial Highlights                                         7

   Notes to Financial Statements                               11
-----------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

DISCLOSURE                    For the Period April 1, 2004 to September 30, 2004
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table below assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE CASH RESERVE FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending      Annualized   Expenses
                                                             Account    Account       Expense   Paid During
                                                              Value      Value         Ratio      Period
                                                             4/1/04     9/30/04                  4/1/04 to
                                                                                                  9/30/04
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,004.10       0.45%        $2.25
Class B                                                     1,000.00    1,001.60       0.95%         4.75
Class C                                                     1,000.00    1,001.60       0.95%         4.75
Consultant Class                                            1,000.00    1,002.90       0.70%         3.51
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,022.72       0.45%        $2.28
Class B                                                     1,000.00    1,020.19       0.95%         4.81
Class C                                                     1,000.00    1,020.19       0.95%         4.81
Consultant Class                                            1,000.00    1,021.46       0.70%         3.54
-----------------------------------------------------------------------------------------------------------

(1) Effective October 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

DELAWARE CASH RESERVE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending      Annualized    Expenses
                                                            Account     Account       Expense   Paid During
                                                             Value       Value         Ratio       Period
                                                             4/1/04     9/30/04                   4/1/04 to
                                                                                                   9/30/04
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,003.09       0.65%        $3.26
Class B                                                     1,000.00    1,000.59       1.15%         5.75
Class C                                                     1,000.00    1,000.59       1.15%         5.75
Consultant Class                                            1,000.00    1,001.89       0.90%         4.51
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.71       0.65%        $3.29
Class B                                                     1,000.00    1,019.18       1.15%         5.82
Class C                                                     1,000.00    1,019.18       1.15%         5.82
Consultant Class                                            1,000.00    1,020.44       0.90%         4.56
-----------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
   DELAWARE CASH RESERVE

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMERCIAL PAPER                                               89.49%
-------------------------------------------------------------------------
Financial Services                                             59.23 %
Industrial                                                     12.90%
Mortgage Bankers & Brokers                                     13.15%
Other                                                           4.21%
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                         7.94%
-------------------------------------------------------------------------
FLOATING RATE NOTES                                             2.98%
-------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                      0.40%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.81%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.81%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                        DELAWARE CASH RESERVE FUND
  OF NET ASSETS                                  September 30, 2004 (Unaudited)

                                                        Principal     Market
                                                         Amount        Value
COMMERCIAL PAPER - 89.49%
Financial Services - 59.23%
  Allianz Finance Corporation
    1.51% 10/6/04                                      $10,000,000  $ 9,997,903
    1.55% 10/7/04                                       10,000,000    9,997,417
  Amstel Funding Corporation
    1.60% 10/15/04                                       9,902,000    9,895,839
    1.91% 12/31/04                                       3,250,000    3,234,309
  Barton Capital Corporation
    1.58% 10/7/04                                       10,000,000    9,997,367
    1.77% 10/5/04                                        7,667,000    7,665,492
  CRC Funding LLC
    1.58% 10/13/04                                      10,000,000    9,994,733
    1.81% 11/19/04                                      10,000,000    9,975,364
  Eiffel Funding LLC
    1.55% 10/4/04                                        5,000,000    4,999,354
    1.65% 11/8/04                                       10,000,000    9,982,583
  Fountain Square Commercial
    Funding Corporation
    1.55% 10/19/04                                       7,000,000    6,994,575
    1.63% 11/1/04                                       10,000,000    9,985,964
  General Electric Capital Corporation
    1.62% 11/1/04                                        2,751,000    2,747,162
    1.62% 11/5/04                                        3,400,000    3,394,645
    1.64% 11/10/04                                       3,355,000    3,348,886
  Massmutual Funding LLC 1.88% 10/1/04                   5,170,000    5,170,000
  MetLife Funding Inc. 1.57% 10/12/04                   14,000,000   13,993,285
  Nationwide Life Insurance Co.
    1.58% 10/12/04                                      10,000,000    9,995,172
    1.62% 10/19/04                                      10,000,000    9,991,900
  Prudential PLC 1.79% 11/16/04                          5,310,000    5,297,855
  Rabobank Finance Corporation
    1.87% 10/1/04                                       25,000,000   25,000,000
  Sheffield Receivables 1.88% 10/1/04                   15,000,000   15,000,000
  Sigma Finance Inc. 1.53% 10/13/04                     10,000,000    9,994,900
  Starbird Funding Corporation
    1.53% 10/4/04                                       10,000,000    9,998,725
    1.60% 11/4/04                                       10,000,000    9,984,889
    1.85% 12/6/04                                        5,000,000    4,983,042
  Steamboat Funding Corporation
    1.775% 10/22/04                                     11,591,000   11,578,998
  Surrey Funding Corporation
    1.77% 10/20/04                                      10,000,000    9,990,658
  Three Pillars Funding
    1.78% 10/5/04                                       10,000,000    9,998,022
    1.78% 10/15/04                                      10,035,000   10,028,054
  UBS Finance LLC 1.88% 10/1/04                         25,000,000   25,000,000
                                                                    -----------
                                                                    298,217,093
                                                                    -----------
Industrial - 12.90%
  Koch Industries LLC 1.87% 10/1/04                     25,000,000   25,000,000
  Total Capital 1.87% 10/1/04                           25,000,000   25,000,000
  Wal-Mart Funding Corporation
    1.85% 11/17/04                                      15,000,000   14,963,771
                                                                    -----------
                                                                     64,963,771
                                                                    -----------

                                                        Principal     Market
                                                         Amount        Value

COMMERCIAL PAPER (continued)
Mortgage Bankers & Brokers - 13.15%
  Credit Suisse First Boston
    1.64% 11/12/04                                     $10,000,000  $ 9,980,867
    1.77% 10/22/04                                      10,000,000    9,989,675
  Goldman Sachs Group 1.65% 11/23/04                    10,000,000    9,975,708
  HBOS Treasury Services PLC
    1.63% 11/2/04                                       10,000,000    9,985,511
  ING Funding LLC 1.62% 10/8/04                          5,903,000    5,901,141
  Nordea North America Inc.
    1.56% 10/4/04                                        5,458,000    5,457,290
    1.865% 12/22/04                                     10,000,000    9,957,519
  Svenska Handelsbank Inc. 1.86% 12/8/04                 5,000,000    4,982,433
                                                                    -----------
                                                                     66,230,144
                                                                    -----------
Other - 4.21%
  Swedish National Housing Finance
    1.68% 10/20/04                                       3,600,000    3,596,808
    1.80% 11/10/04                                       2,600,000    2,594,800
  University of California
    1.77% 10/4/04                                        5,000,000    4,999,263
    1.77% 10/21/04                                      10,000,000    9,990,166
                                                                   ------------
                                                                     21,181,037
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (cost $450,592,045)                                               450,592,045
                                                                   ------------
CERTIFICATES OF DEPOSIT - 7.94%
  First Tennessee Bank
    1.60% 11/8/04                                       10,000,000   10,000,000
    1.65% 11/16/04                                      10,000,000   10,000,000
  Mercantile Safe Deposit & Trust Co.
    1.55% 10/4/04                                       10,000,000   10,000,000
  Wilmington Trust Co. 1.78% 11/10/04                   10,000,000    9,999,887
                                                                   ------------
 TOTAL CERTIFICATES OF DEPOSIT
  (cost $39,999,887)                                                 39,999,887
                                                                   ------------
*FLOATING RATE NOTES - 2.98%
  Morgan Stanley
    1.86% 1/5/05                                        10,000,000   10,000,000
    1.86% 2/18/05                                        5,000,000    5,000,000
                                                                   ------------
 Total Floating Rate Notes
  (cost $15,000,000)                                                 15,000,000
                                                                   ------------
+Variable Rate Demand Notes- 0.40%
  PCP Investors LLC 1.85% 12/1/24                        2,000,000    2,000,000
                                                                   ------------
 Total Variable Rate Demand Notes
  (cost $2,000,000)                                                   2,000,000
                                                                   ------------

 TOTAL MARKET VALUE OF SECURITIES - 100.81%
  (cost $507,591,932)**                                             507,591,932
 LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.81%)                                             (4,055,184)
                                                                   ------------
 NET ASSETS APPLICABLE TO 503,885,503 SHARES
  OUTSTANDING - 100.00%                                            $503,536,748
                                                                   ============

STATEMENT                                            DELAWARE CASH RESERVE FUND
   OF NET ASSETS (CONTINUED)


Net Asset Value - Delaware Cash Reserve Fund Class A
   ($449,158,963 / 449,456,223 Shares)                                    $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund Class B
  ($21,175,957 / 21,199,047 Shares)                                       $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund Class C
  ($10,808,317 / 10,814,535 Shares)                                       $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Consultant Class ($22,393,511 / 22,415,698 Shares)                      $1.00
                                                                          -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $503,885,524
Accumulated net realized loss on investments                           (348,776)
                                                                   ------------
Total net assets                                                   $503,536,748
                                                                   ============

 *Floating Rate Notes -- the interest rate shown is the rate as of September 30, 2004 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

**Also the cost for federal income tax purposes.

 +The interest rate shown is the rate as of September 30, 2004.

See accompanying notes

STATEMENT                        DELAWARE CASH RESERVE FUND
   OF OPERATIONS                 Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:
  Interest                                                           $3,555,815
                                                                     ----------

EXPENSES:
  Management fees                                          1,239,960
  Dividend disbursing and transfer agent fees and expenses   895,067
  Distribution expenses -- Class B                           120,294
  Distribution expenses -- Class C                            56,812
  Distribution expenses -- Consultant Class                   46,400
  Accounting and administration expenses                      99,800
  Reports and statements to shareholders                      54,357
  Registration fees                                           43,069
  Trustees' fees                                              11,080
  Legal and professional fees                                 10,185
  Custodian fees                                               6,943
  Other                                                        6,246  2,590,213
                                                           ---------
  Less expenses absorbed or waived                                   (1,108,084)
  Less waived distribution expenses -- Class B                          (60,147)
  Less waived distribution expenses -- Class C                          (28,406)
  Less waived distribution expenses -- Consultant Class                  (7,733)
  Less expenses paid indirectly                                          (1,393)
                                                                     ----------
  Total expenses                                                      1,384,450
                                                                     ----------
NET INVESTMENT INCOME                                                 2,171,365
                                                                     ----------

NET REALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments                                        3,573
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $2,174,938
                                                                     ==========

See accompanying notes

STATEMENTS                                           DELAWARE CASH RESERVE FUND
   OF CHANGES IN NET ASSETS

                                                                      Six Months       Year
                                                                        Ended          Ended
                                                                       9/30/04        3/31/04
                                                                     (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  2,171,365   $  3,635,949
  Net realized gain on investments                                         3,573         14,961
                                                                    ------------   ------------
  Net increase in net assets resulting from operations                 2,174,938      3,650,910
                                                                    ------------   ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                           (2,029,540)    (3,444,494)
    Class B                                                              (37,878)       (30,462)
    Class C                                                              (18,512)       (12,009)
    Consultant Class                                                     (85,435)      (148,984)
                                                                    ------------   ------------
                                                                      (2,171,365)    (3,635,949)
                                                                    ------------   ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                          347,270,151    560,956,289
    Class B                                                           11,315,575     12,821,846
    Class C                                                            6,508,204     11,309,957
    Consultant Class                                                  14,249,525     20,432,041

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                            1,912,004      3,386,159
    Class B                                                               29,093         27,003
    Class C                                                               16,251         11,346
    Consultant Class                                                      79,717        149,824
                                                                    ------------   ------------
                                                                     381,380,520    609,094,465
                                                                    ------------   ------------
  Cost of shares repurchased:
    Class A                                                         (385,683,829)  (617,167,881)
    Class B                                                          (11,951,553)   (28,092,066)
    Class C                                                           (6,008,913)   (11,452,709)
    Consultant Class                                                 (24,263,922)   (25,284,311)
                                                                    ------------    -----------
                                                                    (427,908,217)  (681,996,967)
                                                                    ------------   ------------
Decrease in net assets derived from capital share transactions       (46,527,697)   (72,902,502)
                                                                    ------------   ------------
NET DECREASE IN NET ASSETS                                           (46,524,124)   (72,887,541)

NET ASSETS:
  Beginning of period                                                550,060,872    622,948,413
                                                                    ------------   ------------
  End of period                                                     $503,536,748   $550,060,872
                                                                    ============   ============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             9/30/04(1)   3/31/04      3/31/03     3/31/02      3/31/01     3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.004       0.007        0.009       0.026        0.056       0.046
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.004       0.007        0.009       0.026        0.056       0.046
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.004)     (0.007)      (0.009)     (0.026)      (0.056)     (0.046)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.004)     (0.007)      (0.009)     (0.026)      (0.056)     (0.046)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.41%       0.67%        0.92%       2.59%        5.75%       4.69%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $449,159    $485,657     $538,469    $525,032     $548,006    $566,193
Ratio of expenses to average net assets                         0.45%       0.45%        0.76%       0.92%        0.84%       0.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.85%       0.93%        0.99%       0.92%        0.84%       0.91%
Ratio of net investment income to average net assets            0.83%       0.67%        0.91%       2.56%        5.60%       4.59%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            0.43%       0.19%        0.68%       2.56%        5.60%       4.59%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             9/30/04(1)   3/31/04      3/31/03     3/31/02      3/31/01     3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.002       0.001        0.002       0.016        0.046       0.036
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.002       0.001        0.002       0.016        0.046       0.036
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.002)     (0.001)      (0.002)     (0.016)      (0.046)     (0.036)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.002)     (0.001)      (0.002)     (0.016)      (0.046)     (0.036)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.16%       0.11%        0.16%       1.57%        4.71%       3.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $21,176     $21,783      $37,025     $25,744      $32,267     $23,349
Ratio of expenses to average net assets                         0.95%       1.02%        1.51%       1.92%        1.84%       1.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.85%       1.93%        1.99%       1.92%        1.84%       1.91%
Ratio of net investment income to average net assets            0.33%       0.10%        0.16%       1.56%        4.60%       3.59%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.57%)     (0.81%)      (0.32%)      1.56%        4.60%       3.59%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Cash Reserve Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              9/30/04(1)  3/31/04      3/31/03     3/31/02      3/31/01     3/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.002       0.001        0.002       0.016        0.046       0.036
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.002       0.001        0.002       0.016        0.046       0.036
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.002)     (0.001)      (0.002)     (0.016)      (0.046)     (0.036)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.002)     (0.001)      (0.002)     (0.016)      (0.046)     (0.036)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======
TOTAL RETURN(2)                                                 0.16%       0.11%        0.16%       1.57%        4.71%       3.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $10,808     $10,293      $10,424      $7,084       $6,893      $7,760
Ratio of expenses to average net assets                         0.95%       1.02%        1.51%       1.92%        1.84%       1.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.85%       1.93%        1.99%       1.92%        1.84%       1.91%
Ratio of net investment income to average net assets            0.33%       0.10%        0.16%       1.56%        4.60%       3.59%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.57%)     (0.81%)      (0.32%)      1.56%        4.60%       3.59%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Cash Reserve Fund Consultant Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             9/30/04(1)   3/31/04       3/31/03    3/31/02      3/31/01     3/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.003       0.004        0.007       0.023        0.054       0.043
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.003       0.004        0.007       0.023        0.054       0.043
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.003)     (0.004)      (0.007)     (0.023)      (0.054)     (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.003)     (0.004)      (0.007)     (0.023)      (0.054)     (0.043)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.29%       0.42%        0.67%       2.34%        5.49%       4.43%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $22,394     $32,328      $37,030     $34,614      $36,783     $32,648
Ratio of expenses to average net assets                         0.70%       0.70%        1.01%       1.17%        1.09%       1.16%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.15%       1.23%        1.24%       1.17%        1.09%       1.16%
Ratio of net investment income to average net assets            0.58%       0.42%        0.66%       2.31%        5.35%       4.34%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.13%      (0.11%)       0.43%       2.31%        5.35%       4.34%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE CASH RESERVE FUND
   TO FINANCIAL STATEMENTS                      September 30, 2004 (Unaudited)


Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended September 30, 2004 were approximately $1,393. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.45% of average daily net assets of the Fund, which can be revoked at any time. Effective October 1, 2004, DMC has elected to waive its fees in order to prevent annual operating expenses from exceeding 0.65% of the average daily net asset of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through May 31, 2005 in order to prevent distribution and service fees of the Consultant Class shares from exceeding 0.25% of average daily net assets. DDLP has elected to waive its distribution and service fees in order to prevent distribution fees of Class B and C shares from exceeding 0.50% of the average daily net assets, which can be revoked at any time.

At September 30, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC           $(57,556)
  Dividend disbursing, transfer agent,
   accounting and administration fees
   and other expenses payable to DSC                   10,511
  Other expenses payable to DMC and affiliates*       (26,777)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the period ended September 30, 2004, the Fund had costs of $0.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                                DELAWARE CASH RESERVE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the six months ended September 30, 2004 and the year ended March 31, 2004 was as follows:

                                                       Six Months     Year
                                                         Ended        Ended
                                                        9/30/04*     3/31/04
                                                       ----------   ----------
   Ordinary income                                     $2,171,365   $3,635,949

*Tax information for the period ended September 30, 2004 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                                 $503,885,524
   Capital loss carryforwards                                        (348,776)
                                                                 ------------
   Net assets                                                    $503,536,748
                                                                 ============

At March 31, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $351,845, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$351,845 in 2011. For the period ended September 30, 2004, the Fund had capital gains of $3,069, which may be offset by the capital loss carryforwards.

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       Six Months      Year
                                                         Ended        Ended
                                                        9/30/04      3/31/04
Shares sold:
  Class A                                             347,270,151   560,956,289
  Class B                                              11,315,575    12,821,846
  Class C                                               6,508,204    11,309,957
  Consultant Class                                     14,249,525    20,432,041

Shares issued upon reinvestment of dividends:
  Class A                                               1,912,004     3,386,139
  Class B                                                  29,093        27,002
  Class C                                                  16,251        11,346
  Consultant Class                                         79,717       149,824
                                                     ------------  ------------
                                                      381,380,520   609,094,444
                                                     ------------  ------------
Shares repurchased:
  Class A                                            (385,683,829) (617,167,881)
  Class B                                             (11,951,553)  (28,092,066)
  Class C                                              (6,008,913)  (11,452,709)
  Consultant Class                                    (24,263,922)  (25,284,311)
                                                     ------------  ------------
                                                     (427,908,217) (681,996,967)
                                                     ------------  ------------
Net decrease                                          (46,527,697)  (72,902,523)
                                                     ============  ============

For the period ended September 30, 2004 and the year ended March 31, 2004, 831,081 Class B shares were converted to 831,081 Consultant Class shares valued at $831,081 and 751,053 Class B shares were converted to 751,053 Consultant Class shares valued at $751,053, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                        CONTACT INFORMATION
JUDE T. DRISCOLL                            JOSEPH H. HASTINGS                         INVESTMENT MANAGER
Chairman                                    Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                           NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                       Delaware Distributors, L.P.
Board Chairman                              RICHELLE S. MAESTRO                        Philadelphia, PA
Citadel Construction Corporation            Executive Vice President,
King of Prussia, PA                         Chief Legal Officer and Secretary          SHAREHOLDER SERVICING, DIVIDEND
                                            Delaware Investments Family of Funds       DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                              Philadelphia, PA                           Delaware Service Company, Inc.
Private Investor                                                                       2005 Market Street
Gwynedd Valley, PA                          MICHAEL P. BISHOF                          Philadelphia, PA 19103-7094
                                            Senior Vice President and Treasurer
JOHN A. FRY                                 Delaware Investments Family of Funds       FOR SHAREHOLDERS
President                                   Philadelphia, PA                           800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                          FOR SECURITIES DEALERS AND FINANCIAL
                                                                                       INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                       800 362-7500
Managing Director
Anthony Knerr & Associates                                                             WEB SITE
New York, NY                                                                           www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8996)                                                       Printed in the USA
SA-008 [9/04] IVES 11/04                                                  J9846

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a)(1) Code of Ethics

       Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

   (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

       Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
---------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    November 29, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
---------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    November 29, 2004

JOSEPH H. HASTINGS
---------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    November 29, 2004